Stockholders' Equity	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024
Class of Stock [Line Items]
Stockholders' equity
8 Stockholders’ equity
Preferred stock
Series C Preferred Stock

	Series C Preferred Stock
	Number of shares	$ (in thousands)
Balance - June 30, 2024	13,668	9,973
Conversion of Series C Preferred stock to common stock	(13,668)	(9,973)

Balance - September 30, 2024	—	—

In August 2020, the Company issued 25,028 shares of Series C Convertible Preferred Stock (the “Series C Preferred Stock”) in three separate closings of a private placement (Series
C-1,
C-2,
and
C-3).
Each share of Series C Preferred Stock was issued at a purchase price of $1,000 per share and is convertible into shares of common stock based on the respective conversion prices which were determined at the closing of each round of the private placement. The conversion prices for the Series
C-1
Preferred Stock, Series
C-2
Preferred Stock, and the Series
C-3
Preferred Stock were $2,030.00, $2,124.50, and $2,012.50, respectively. Subject to ownership limitations, the owners of the Series
C-1
Preferred Stock, the Series
C-2
Preferred Stock, and the Series
C-3
Preferred Stock were entitled to receive dividends, payable in shares of common stock at a rate of 10%, 15%, 20% and 25%, respectively, of the number of shares of common stock issuable upon conversion of the Series C Preferred Stock, on the 12th, 24th, 36th and 48th month, anniversary of the initial closing of the private placement. The Company paid the 12th, 24th, 36th, and 48th month anniversary dividends of 10%, 15%, 20%, and 25% common stock dividends on August 19, 2021, 2022, 2023, and 2024, respectively.
The Series C Preferred Stock dividends did not require declaration by the board of directors and were accrued annually as of the date the dividend was earned in an amount equal to the fair value of the Company’s common stock on the dates the respective dividends were paid. The fair value of the Series C Preferred Stock dividend paid on August 19, 2024, was determined by multiplying the dividends paid of 2 shares of common stock by the Company’s closing share price on August 18, 2024, of $7.93 per share for a total fair value of $13. All outstanding shares of Series C Preferred Stock were automatically converted to an aggregate of 7 shares of common stock on August 19, 2024. In addition, as part of the Series C Preferred financing, the Company issued warrants to the placement agent (“Series C Agent Warrants”), which expired unexercised on August 19, 2024.
The Series C Preferred Stock, with respect to distributions of assets and rights upon the occurrence of a liquidation, ranked (i) senior to the Company’s common stock and (ii) senior to any other class or series of capital stock of the Company hereafter created which did not expressly rank pari passu with, or senior to, the Series C Preferred Stock. The Series C Preferred Stock was pari passu in liquidation to the Company’s Series A Preferred Stock. The liquidation value of the Series C Preferred Stock at September 30, 2024, is the stated value of $nil (June 30, 2024 - $9,973).
The Company’s Series C Preferred Stock aggregate dividends as of September 30, 2024, were as follows:

Series C Dividends	Dividend Shares (in thousands)
10% - August 19, 2021 (actual)	1
15% - August 19, 2022 (actual)	1
20% - August 19, 2023 (actual)	1
25% - August 19, 2024 (actual)	2

5

Series A Preferred Stock
Effective September 30, 2014, the Company filed a Certificate of Designation of Series A Preferred Stock (the “Series A Certificate of Designation”) with the Secretary of State of Nevada. Pursuant to the Series A Certificate of Designation, the Company designated 279 shares of preferred stock as Series A Preferred Stock. The shares of Series A Preferred Stock have a stated value of $1.00 per share (the “Series A Stated Value”) and are not convertible into common stock. The holder of the Series A Preferred Stock is entitled to dividends at the rate of 3% of the Series A Stated Value per year, payable quarterly in arrears. Upon any liquidation of the Company, the holder of the Series A Preferred Stock will be entitled to be paid, out of any assets of the Company available for distribution to stockholders, the Series A Stated Value of the shares of Series A Preferred Stock held by such holder, plus any accrued but unpaid dividends thereon, prior to any payments being made with respect to the common stock. The Series A Preferred Stock is held by Valent (note 7).
The Series A Preferred Stock shall with respect to distributions of assets and rights upon the occurrence of a liquidation, rank (i) senior to the Company’s common stock, and (ii) senior to any other class or series of capital stock of the Company hereafter created which does not expressly rank pari passu with, or senior to, the Series A Preferred Stock. The Series A Preferred Stock was pari passu in liquidation to the Company’s Series C Preferred Stock. The liquidation value of the Series A Preferred stock at September 30, 2024, is its stated value of $279 (June 30, 2024 - $279).
There was no change to the Series A Preferred stock for the three months ended September 30, 2024, or 2023.
Common stock
Common stock issuances during the three months ended September
 30, 2024
During the three months ended September 30, 2024, the Company issued 2 shares of common stock on vesting of restricted stock units during the period. The Company also issued 2 and 7 shares of common stock, representing the Series C Preferred Stock 25% dividend and automatic conversion of outstanding Series C Preferred Stock, respectively, on the fourth anniversary of issuance.
Common stock issuances during the three months ended September
 30, 2023
During the three months ended September 30, 2023, the Company issued 2 shares of common stock, representing the Series C Preferred Stock 20% dividend the third anniversary of issuance.
2017 Omnibus Incentive Plan
As subsequently approved by the Company’s stockholders at an annual meeting of stockholders, on April 11, 2018, the Company’s board of directors approved the adoption of the Company’s 2017 Omnibus Equity Incentive Plan (the “2017 Plan”), as amended. The board of directors also approved a form of Performance Stock Unit Award Agreement to be used in connection with grants of performance stock units (“PSUs”) as well as a Restricted Stock Unit (“RSU”) award under the 2017 Plan. As approved by the Company’s stockholders on June 21, 2022, the number of common shares available under the 2017 Plan as of September 30, 2024, is 13 shares, less the number of shares of common stock issued under the Del Mar (BC) 2013 Amended and Restated Stock Option Plan (the “Legacy Plan”), or that are subject to grants of stock options made, or that may be made, under the Legacy Plan, or that have been previously exercised.

The following table sets forth the aggregate information on all equity compensation plans as of September 30, 2024:

Plan (in thousands, except per share amounts)	Number of shares of common stock to be issued upon exercise of outstanding stock options and rights (a)	Weighted-average exercise price of stock options and rights $	Number of shares of common stock remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))(2)
Equity compensation plans approved by security holders - 2017 Plan (1)	6	749.16	4
Equity compensation plans not approved by security holders - Del Mar (BC) 2013 Amended and Restated Stock Option Plan	—	73,881.30	—

Totals	6	1,074.40	4

(1)	The Del Mar (BC) 2013 Amended and Restated Stock Option Plan refers to the Company’s previous equity compensation plan.
(2)	The balance of 4 shares of common stock available for issuance under the 2017 Plan as of September 30, 2024, is net of stock options previously exercised.
The maximum number of shares of Company common stock with respect to which any one participant may be granted awards during any calendar year is 8% of the Company’s fully diluted shares of common stock on the date of grant (excluding the number of shares of common stock issued under the 2017 Plan and/or the Legacy Plan or subject to outstanding awards granted under the 2017 Plan and/or the Legacy Plan). No award will be granted under the 2017 Plan on, or after, July 7, 2027.
Stock options
There were no changes in stock options during the three months ended September 30, 2024.
The following table summarizes stock options outstanding and exercisable under all plans at September 30, 2024:

Exercise price $	Number Outstanding at September 30, 2024 (in thousands)	Weighted average remaining contractual life (years)	Number exercisable at September 30, 2024 (in thousands)
162.93	2	8.92	1
307.65	1	7.84	1
1,067.50 to 1,680.00	2	7.36	2
2,170.00 to 2,397.50	1	2.43	—

	6		4

The Company has recognized the following amounts as stock option expense for the periods noted (in thousands):

	Three months ended September 30,
	2024 $	2023 $
Research and development	37	69
General and administrative	61	91

	98	160

All of the stock option expense for the periods ended September 30, 2024, and 2023, has been recognized as additional paid in capital. The aggregate intrinsic value of stock options outstanding as well as stock options exercisable was nil as of September 30, 2024, and 2023, respectively. As of September 30, 2024, there was $224 in unrecognized compensation expense that will be recognized over the next 1.8 years.
The following table sets forth changes in unvested stock options under all plans:

	Number of Options (in thousands)	Weighted average exercise price $
Unvested at June 30, 2024	3	545.01
Vested	(1)	435.36

Unvested at September 30, 2024	2	579.79

The aggregate intrinsic value of unvested stock options at September 30, 2024, was nil (2023 - nil). The unvested stock options have a remaining weighted average contractual term of 7.16 years (2023 - 9.26).
Restricted stock units
During the three months ended September 30, 2024, the Company recognized a total of $3 (2023 - $47) in compensation expense related to RSUs.

Number of RSU (in thousands)
Balance - June 30, 2024	2
Vesting of restricted stock units	(2)

Balance - September 30, 2024	—

Common stock warrants
The following table sets forth changes in outstanding common stock warrants:

	Number of Warrants (in thousands)	Weighted average exercise price $
Balance - June 30, 2024	19	1,399.72
Expiry of warrants issued for services	(2)	1,750.00

Balance - September 30, 2024	17	1,362.41

The following table summarizes the Company’s outstanding common stock warrants as of September 30, 2024:

Description of warrants	Number (in thousands)	Exercise price $	Expiry date
2022 April Investor warrants	9	717.50	April 14, 2027
2022 Investor warrants	7	2,187.50	March 28, 2025
2022 April Agent warrants	1	1,159.20	October 14, 2026

	17

Series C Preferred Stock warrants
In connection with the Series C Preferred Stock private placement, the Company issued 2,504 Series C Agent Warrants. The Series C Agent Warrants had an exercise price of $1,000 per share, provide for a cashless exercise feature, and wee exercisable for a period of four years from August 19, 2020. The Series C Agent Warrants expired unexercised on August 19, 2024. The Series C Preferred Stock issuable upon exercise of the Series C Agent Warrants were convertible into shares of common stock in the same manner as each respective underlying series of outstanding Series C Preferred Stock and were entitled to the same dividend rights as each respective series.
The following table sets forth changes in outstanding Series C Agent Warrants:

	Balance June 30, 2024	Number of Warrants Expired	Balance, September 30, 2024	Conversion price $
Preferred Series C-1 Agent Warrants	1,929	(1,929)	—	2,030.00
Preferred Series C-2 Agent Warrants	219	(219)	—	2,124.50
Preferred Series C-3 Agent Warrants	296	(296)	—	2,012.50

	2,444	(2,444)	—

7	Stockholders’ equity
Preferred stock
Series C Preferred Stock

	Series C Preferred Stock
	Number of shares	$ (in thousands)
Balance - June 30, 2023	14,208	10,366
Conversion of Series C Preferred stock to common stock	(540)	(393)

Balance - December 31, 2023	13,668	9,973

In August 2020, the Company issued 25,028 shares of Series C Convertible Preferred Stock (the “Series C Preferred Stock”) in three separate closings of a private placement (Series
C-1,
C-2,
and
C-3).
Each share of Series C Preferred Stock was issued at a purchase price of $1,000 per share and is convertible into shares of common stock based on the respective conversion prices which were determined at the closing of each round of the private placement. The conversion prices for the Series
C-1
Preferred Stock, Series
C-2
Preferred Stock, and the Series
C-3
Preferred Stock are $58.00, $60.70, and $57.50, respectively. Subject to ownership limitations, the owners of the Series
C-1
Preferred Stock, the Series
C-2
Preferred Stock, and the Series
C-3
Preferred Stock are entitled to receive dividends, payable in shares of common stock at a rate of 10%, 15%, 20% and 25%, respectively, of the number of shares of common stock issuable upon conversion of the Series C Preferred Stock, on the 12th, 24th, 36th and 48th month, anniversary of the initial closing of the private placement. The Company paid the 12th, 24th, and 36th month anniversary dividends of 10%, 15%, and 20% common stock dividends on August 19, 2021, 2022, and 2023, respectively.
The Series C Preferred Stock dividends do not require declaration by the board of directors and are accrued annually as of the date the dividend is earned in an amount equal to the fair value of the Company’s common stock on the dates the respective dividends are paid. The fair value of the Series C Preferred Stock dividend paid on August 19, 2023, was determined by multiplying the dividends paid of 49 shares of common stock by the Company’s closing share price on August 18, 2023, of $3.53 per share for a total fair value of $173. Any outstanding shares of Series C Preferred Stock will automatically convert to shares of common stock on August 19, 2024. In addition, as part of the Series C Preferred financing, the Company issued warrants to the placement agent (“Series C Agent Warrants”).
The Series C Preferred Stock shall with respect to distributions of assets and rights upon the occurrence of a liquidation, rank (i) senior to the Company’s common stock and (ii) senior to any other class or series of capital stock of the Company hereafter created which does not expressly rank pari passu with, or senior to, the Series C Preferred Stock. The Series C Preferred Stock is pari passu in liquidation to the Company’s Series A Preferred Stock. The liquidation value of the Series C Preferred Stock at December 31, 2023, is the stated value of $9,973 (June 30, 2023 - $10,366).

The Company’s Series C Preferred Stock outstanding, conversion shares, and aggregate dividends as of December 31, 2023, are as follows:

Series	Number	Conversion price $	Number of conversion shares (in thousands)	Dividend Shares (in thousands)
Series 1	10,925	58.00	188	151
Series 2	898	60.70	15	10
Series 3	1,845	57.50	32	24

	13,668		235	185

Series C Dividends	Dividend Shares (in thousands)
10% - August 19, 2021 (actual)	34
15% - August 19, 2022 (actual)	43
20% - August 19, 2023 (actual)	49
25% - August 19, 2024 (estimated)	59

185

Series A Preferred Stock
Effective September 30, 2014, the Company filed a Certificate of Designation of Series A Preferred Stock (the “Series A Certificate of Designation”) with the Secretary of State of Nevada. Pursuant to the Series A Certificate of Designation, the Company designated 279 shares of preferred stock as Series A Preferred Stock. The shares of Series A Preferred Stock have a stated value of $1.00 per share (the “Series A Stated Value”) and are not convertible into common stock. The holder of the Series A Preferred Stock is entitled to dividends at the rate of 3% of the Series A Stated Value per year, payable quarterly in arrears. Upon any liquidation of the Company, the holder of the Series A Preferred Stock will be entitled to be paid, out of any assets of the Company available for distribution to stockholders, the Series A Stated Value of the shares of Series A Preferred Stock held by such holder, plus any accrued but unpaid dividends thereon, prior to any payments being made with respect to the common stock. The Series A Preferred Stock is held by Valent (note 6).
The Series A Preferred Stock shall with respect to distributions of assets and rights upon the occurrence of a liquidation, rank (i) senior to the Company’s common stock, and (ii) senior to any other class or series of capital stock of the Company hereafter created which does not expressly rank pari passu with, or senior to, the Series A Preferred Stock. The Series A Preferred Stock is pari passu in liquidation to the Company’s Series C Preferred Stock. The liquidation value of the Series A Preferred stock at December 31, 2023, is its stated value of $279 (June 30, 2023 - $279).
There was no change to the Series A Preferred stock for the six months ended December 31, 2023, or 2022.
Common stock
Common stock issuances during the six months ended December
 31, 2023
On September 19, 2023, the Company entered into a Sales Agreement, (the “Sales Agreement”) with A.G.P./Alliance Global Partners (the “Agent”) pursuant to which the Company may offer and sell, from time to time, through the Agent, as sales agent and/or principal, shares of common stock having an aggregate offering price of up to $2.85 million (the “ATM Facility”), subsequently increased to $10.9 million on December 18, 2023. From October 31, 2023, until December 31, 2023, the Company raised $2,579 in net proceeds, after deducting share issuance costs of $97, from the sale of 8,013 shares of its common stock at a weighted average price of $0.33 per share under the ATM Facility. As of December 31, 2023, the Company has collected net proceeds of $2.5 million for the issuance of 7,430 shares of common stock and the remaining $103 million of net proceeds for the issuance of 581 shares of common stock are recorded as subscriptions receivable.
During the six months ended December 31, 2023, the Company sold 400 shares of common stock at a weighted average price of $0.23 per share for total net proceeds of approximately $105 under the Purchase Agreement with Lincoln Park.
During the six months ended December 31, 2023, the Company issued 4 shares of common stock on vesting of restricted stock units during the period.
Common stock issuances during the six months ended December
 31, 2022
On August 2, 2022, the Company entered into a stock purchase agreement, dated as of August 2, 2022, (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”), pursuant to which Lincoln Park committed to purchase up to a maximum of $20,000 of shares of the Company’s common stock (the “Purchase Shares”). Concurrently with entering into the Purchase Agreement, the Company also entered into a registration rights agreement with Lincoln Park, pursuant to which it agreed to take certain actions relating to the registration of the offer and sale of the Purchase Shares available for issuance under the Purchase Agreement. Upon execution of the Purchase Agreement, the Company issued 33 shares of common stock to Lincoln Park as a commitment fee in connection with entering into the Purchase Agreement.
Pursuant to the Purchase Agreement, the Company has the right, in its sole discretion, to present Lincoln Park with a purchase notice directing Lincoln Park to purchase up to 10 Purchase Shares provided that the closing sale price of the common stock on the purchase date is not below a threshold price set forth in the Purchase Agreement (a “Regular Purchase”). The Company and Lincoln Park may mutually agree to increase the Regular Purchase amount with respect to any Regular Purchase under the Purchase Agreement, provided that Lincoln Park’s maximum committed purchase obligation under any single Regular Purchase shall not exceed $2,000. The purchase price per share for each Regular Purchase is based on prevailing market prices of the common stock immediately preceding the time of sale as computed in accordance with the terms set forth in the Purchase Agreement. There are no upper limits on the price per share that Lincoln Park must pay for the Purchase Shares under the Purchase Agreement.
If the Company directs Lincoln Park to purchase the maximum number of shares of common stock that the Company may sell in a Regular Purchase, then in addition to such Regular Purchase, and subject to certain conditions and limitations in the Purchase Agreement, the Company may direct Lincoln Park to purchase additional shares of common stock in an “accelerated purchase” (each, an “Accelerated Purchase”) and an “additional accelerated purchase” (each, an “Additional Accelerated Purchase”) (including multiple Additional Accelerated Purchases on the same trading day) as provided in the Purchase Agreement. The purchase price per share for each Accelerated Purchase and Additional Accelerated Purchase will be based on market prices of the common stock on the applicable purchase date for such Accelerated Purchases and such Additional Accelerated Purchases.

During the six months ended December 31, 2023, the Company received stockholder approval to issue 20% or more of its outstanding shares as of the date the Company entered into the Purchase Agreement with Lincoln Park. The Purchase Agreement may be terminated by the Company at any time, at its sole discretion, without any cost or penalty, by giving one business day notice to Lincoln Park to terminate the Purchase Agreement.
During the six months ended December 31, 2022, the Company sold 229 shares of common stock for total net proceeds of approximately $1,903 under this Purchase Agreement.
2017 Omnibus Incentive Plan
As subsequently approved by the Company’s stockholders at an annual meeting of stockholders, on April 11, 2018, the Company’s board of directors approved the adoption of the Company’s 2017 Omnibus Equity Incentive Plan (the “2017 Plan”), as amended. The board of directors also approved a form of Performance Stock Unit Award Agreement to be used in connection with grants of performance stock units (“PSUs”) as well as a Restricted Stock Unit (“RSU”) award under the 2017 Plan. As approved by the Company’s stockholders on June 21, 2022, the number of common shares available under the 2017 Plan as of December 31, 2023, is 440 shares, less the number of shares of common stock issued under the Del Mar (BC) 2013 Amended and Restated Stock Option Plan (the “Legacy Plan”), or that are subject to grants of stock options made, or that may be made, under the Legacy Plan, or that have been previously exercised.
The following table sets forth the aggregate information on all equity compensation plans as of December 31, 2023:

Plan (in thousands, except per share amounts)	Number of shares of common stock to be issued upon exercise of outstanding stock options and rights (a)	Weighted-average exercise price of stock options and rights $	Number of shares of common stock remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))(2)
Equity compensation plans approved by security holders - 2017 Plan(1)	236	21.16	129
Equity compensation plans not approved by security holders - Del Mar (BC) 2013 Amended and Restated Stock Option Plan	1	2,175.08	—

Totals	237	32.92	129

(1)	The Del Mar (BC) 2013 Amended and Restated Stock Option Plan refers to the Company’s previous equity compensation plan.
(2)	The balance of 91 shares of common stock available for issuance under the 2017 Plan as of December 31, 2023, is net of stock options previously exercised.

The maximum number of shares of Company common stock with respect to which any one participant may be granted awards during any calendar year is 8% of the Company’s fully diluted shares of common stock on the date of grant (excluding the number of shares of common stock issued under the 2017 Plan and/or the Legacy Plan or subject to outstanding awards granted under the 2017 Plan and/or the Legacy Plan). No award will be granted under the 2017 Plan on, or after, July 7, 2027.
Stock options
During the six months ended December 31, 2023, a total of 89 stock options to purchase shares of common stock at an exercise price of $4.655 per share were granted to directors and officers of the Company. The 26 options granted to non-employee
directors vest pro rata monthly over 12 months commencing on December 31, 2023. The remaining 63 options granted to executive officers, employees and consultants vest as to 25% on the first anniversary of grant with the remaining portion vesting pro rata monthly thereafter over 36 months. All of the options to purchase shares of common stock granted have a
10-year
term and are subject to cancellation upon the grantees’ termination of service for the Company, with certain exceptions.
The following table sets forth changes in stock options outstanding under all plans:

	Number of stock options outstanding (in thousands)	Weighted average exercise price
Balance - June 30, 2023	198	51.71
Granted	89	4.66
Expired	(19)	140.20
Forfeited	(31)	8.26

Balance - December 31, 2023	237	32.92

The following table summarizes stock options outstanding and exercisable under all plans at December 31, 2023:

Exercise price $	Number Outstanding at December 31, 2023 (in thousands)	Weighted average remaining contractual life (years)	Number exercisable at December 31, 2023 (in thousands)
4.66	79	9.67	8
6.04	9	9.14	—
8.79	39	7.63	16
12.75 to 16.25	6	8.78	6
30.50 to 48.00	80	7.14	47
62.00 to 68.50	14	6.81	14
85.00	9	5.43	9
304.95 to 2,660.00	1	2.33	1

	237		101

Stock options granted during the six months ended December 31, 2023, have been valued using a Black-Scholes pricing model with the following assumptions:

December 31, 2023
Dividend rate	—%
Estimated volatility	91.40%
Risk-free interest rate	4.24%
Expected term - years	6.08
The estimated volatility of the Company’s common stock at the date of issuance of the stock options is based on the historical volatility of the Company. The risk-free interest rate is based on rates published by the government for bonds with a maturity similar to the expected remaining term of the stock options at the valuation date. The expected term of the stock options has been estimated using the plain vanilla method.
The Company has recognized the following amounts as stock option expense for the periods noted (in thousands):

	Three months ended December 31,		Six months ended December 31,
	2023 $	2022 $	2023 $	2022 $
Research and development	24	134	93	274
General and administrative	141	302	232	680

	165	436	325	954

All of the stock option expense for the periods ended December 31, 2023, and 2022, has been recognized as additional paid in capital. The aggregate intrinsic value of stock options outstanding as well as stock options exercisable was nil as of December 31, 2023, and 2022, respectively. As of December 31, 2023, there was $603 in unrecognized compensation expense that will be recognized over the next 2.36 years.
The following table sets forth changes in unvested stock options under all plans:

	Number of Options (in thousands)	Weighted average exercise price $
Unvested at June 30, 2023	118	24.12
Granted	89	4.66
Vested	(40)	19.68
Forfeited	(31)	8.26

Unvested at December 31, 2023	136	16.33

The aggregate intrinsic value of unvested stock options at December 31, 2023, was nil (2022 - nil). The unvested stock options have a remaining weighted average contractual term of 9.00 years (2022 - 9.18).

Restricted stock units
During the six months ended December 31, 2023, the Company recognized a total of $85 (2022 - nil) in compensation expense related to RSUs.

Number of RSU (in thousands)
Balance - June 30, 2023	78
Issuance of restricted stock units	—
Vesting of restricted stock units	(4)
Forfeiture of restricted stock units	(8)

Balance - December 31, 2023	66

Common stock warrants
The following table sets forth changes in outstanding common stock warrants:

	Number of Warrants (in thousands)	Weighted average exercise price $
Balance - June 30, 2023	713	43.55
Expiry of warrants issued for services	(13)	89.80

Balance - December 31, 2023	700	43.12

The following table summarizes the Company’s outstanding common stock warrants as of December 31, 2023:

Description of warrants	Number (in thousands)	Exercise price $	Expiry date
2022 April Investor warrants	325	20.50	April 14, 2027
2022 Investor warrants	240	62.50	March 28, 2025
2020 Investor warrants	65	50.00	August 16, 2024
2019 Investor warrants	15	155.00	June 5, 2024
NBTS Warrants	3	54.50	June 19, 2025
Warrants issued for services	7	32.00 to 137.50	January 7, 2024 to February 25, 2024
2022 April Agent warrants	32	33.12	October 14, 2026
2022 Agent warrants	12	78.12	March 28, 2025
2019 Agent warrants	1	193.75	June 3, 2024

	700

Series C Preferred Stock warrants
In connection with the Series C Preferred Stock private placement, the Company issued 2,504 Series C Agent Warrants. The Series C Agent Warrants have an exercise price of $1,000 per share, provide for a cashless exercise feature, and are exercisable for a period of four years from August 19, 2020. The Series C Preferred Stock issuable upon exercise of the Series C Agent Warrants is convertible into shares of common stock in the same manner as each respective underlying series of outstanding Series C Preferred Stock and will be entitled to the same dividend rights as each respective series.
The following table sets forth changes in outstanding Series C Agent Warrants:

	Balance June 30, 2023	Number of Warrants Issued	Number of Warrants Exercised	Balance, December 31, 2023	Conversion price $
Preferred Series C-1 Agent Warrants	1,929	—	—	1,929	58.00
Preferred Series C-2 Agent Warrants	219	—	—	219	60.70
Preferred Series C-3 Agent Warrants	296	—	—	296	57.50

	2,444	—	—	2,444

The following table summarizes the Company’s outstanding Series C Agent Warrants as of December 31, 2023:

Series C Agent Warrants	Number	Conversion price $	Number of conversion shares (in thousands)	Cumulative common stock dividends (in thousands)
Series 1	1,929	58.00	33	23
Series 2	219	60.70	4	3
Series 3	296	57.50	5	4

	2,444		42	30

8. Stockholders’ equity
Preferred stock
Series C Preferred Stock

	Series C Preferred Stock
	Number of shares	$ (in thousands)
Balance – June 30, 2022	16,838	12,275
Conversion of Series C Preferred stock to common stock	(2,630)	(1,909)

Balance – June 30, 2023	14,208	10,366
Conversion of Series C Preferred stock to common stock	(540)	(393)

Balance – June 30, 2024	13,668	9,973

In August 2020, the Company issued 25,028 shares of Series C Convertible Preferred Stock (the “Series C Preferred Stock”) in three separate closings of a private placement (Series
C-1,
C-2,
and
C-3).
Each share of Series C Preferred Stock was issued at a purchase price of $1,000 per share and is convertible into shares of common stock based on the respective conversion prices which were determined at the closing of each round of the private placement. The conversion prices for the Series
C-1
Preferred Stock, Series
C-2
Preferred Stock, and the Series
C-3
Preferred Stock are $58.00, $60.70, and $57.50, respectively. Subject to ownership limitations, the owners of the Series
C-1
Preferred Stock, the Series
C-2
Preferred Stock, and the Series
C-3
Preferred Stock are entitled to receive dividends, payable in shares of common stock at a rate of 10%, 15%, 20% and 25%,

respectively, of the number of shares of common stock issuable upon conversion of the Series C Preferred Stock, on the 12 th
, 24
th
, 36
th
and 48
th
month, anniversary of the initial closing of the private placement. The Company paid the 12 th
, 24
th
, 36
th
, and 48
th
month anniversary dividends of 10%, 15%, 20%, and 25% common stock dividends on August 19, 2021, 2022, 2023, and 2024, respectively.
The Series C Preferred Stock dividends do not require declaration by the board of directors and are accrued annually as of the date the dividend is earned in an amount equal to the fair value of the Company’s common stock on the dates the respective dividends are paid. The fair value of the Series C Preferred Stock dividend paid on August 19, 2023, was determined by multiplying the dividends paid of 49 shares of common stock by the Company’s closing share price on August 19, 2023, of $3.53 per share for a total fair value of $173. Any outstanding shares of Series C Preferred Stock were automatically converted to shares of common stock on August 19, 2024 (Note 13). In addition, as part of the Series C Preferred financing, the Company issued warrants to the placement agent (“Series C Agent Warrants”), which expired on August 19, 2024.
The Series C Preferred Stock shall with respect to distributions of assets and rights upon the occurrence of a liquidation, rank (i) senior to the Company’s common stock and (ii) senior to any other class or series of capital stock of the Company hereafter created which does not expressly rank pari passu with, or senior to, the Series C Preferred Stock. The Series C Preferred Stock is pari passu in liquidation to the Company’s Series A Preferred Stock. The liquidation value of the Series C Preferred Stock at June 30, 2024, is the stated value of $9,973 (June 30, 2023 - $10,366).
The Company’s Series C Preferred Stock outstanding, conversion shares, and future dividends as of June 30, 2024, are as follows:

Series	Number	Conversion Price $	Number of conversion shares (in thousands)	Dividend Shares (in thousands)
Series 1	10,925	58.00	188	151
Series 2	898	60.70	15	10
Series 3	1,845	57.50	32	24

	13,668		235	185

Series C Dividends	Dividend Shares (in thousands)
10% - August 19, 2021 (actual)	34
15% - August 19, 2022 (actual)	43
20% - August 19, 2023 (actual)	49
25% - August 19, 2024 (actual)	59

185

Series A Preferred Stock
Effective September 30, 2014, the Company filed a Certificate of Designation of Series A Preferred Stock (the “Series A Certificate of Designation”) with the Secretary of State of Nevada. Pursuant to the Series A Certificate of Designation, the Company designated 279 shares of preferred stock as Series A Preferred Stock. The shares of Series A Preferred Stock have a stated value of $1.00 per share (the “Series A Stated Value”) and are not convertible into common stock. The holder of the Series A Preferred Stock is entitled to dividends at the rate of 3% of the Series A Stated Value per year, payable quarterly in arrears. Upon any liquidation of the Company, the holder of the Series A Preferred Stock will be entitled to be paid, out of any assets of the Company available for distribution to stockholders, the Series A Stated Value of the shares of Series A Preferred Stock held by such holder, plus any accrued but unpaid dividends thereon, prior to any payments being made with respect to the common stock. The Series A Preferred Stock is held by Valent (note 5).

The Series A Preferred Stock shall with respect to distributions of assets and rights upon the occurrence of a liquidation, rank (i) senior to the Company’s common stock, and (ii) senior to any other class or series of capital stock of the Company hereafter created which does not expressly rank pari passu with, or senior to, the Series A Preferred Stock. The Series A Preferred Stock is pari passu in liquidation to the Company’s Series C Preferred Stock. The liquidation value of the Series A Preferred stock at June 30, 2024, is its stated value of $279 (June 30, 2023 - $279).
There was no change to the Series A Preferred stock for the years ended June 30, 2024, or 2023.
Common stock
Amended articles of incorporation
On June 30, 2023, the Company amended its articles of incorporation to increase the number of authorized shares of common stock from 5,500 to 75,000 shares.
Stock issuances
Year ended June 30, 2024
On September 19, 2023, the Company entered into a Sales Agreement, (the “Sales Agreement”) with A.G.P./Alliance Global Partners (the “Agent”) pursuant to which the Company may offer and sell, from time to time, through the Agent, as sales agent and/or principal, shares of common stock having an aggregate offering price of up to $2,850 (the “ATM Facility”), subsequently increased to $10,900 on December 18, 2023. From October 31, 2023, until June 30, 2024, the Company raised $10,471 in net proceeds, after deducting share issuance costs of $435, from the sale of 53,151 shares of its common stock at a weighted average price of $0.21 per share under the ATM Facility. On February 22, 2024, the Company determined that it had concluded utilization of the ATM Facility.
Sales of the shares of common stock made under the ATM Facility may be made in negotiated transactions, or by any method permitted by law that is deemed to be an “at the market offering” as defined in Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), including sales made directly on The Nasdaq Capital Market or sales made to or through a market maker other than on an exchange. Pursuant to the Sales Agreement, the Company has the right, in its sole discretion, to present the Agent with a placement notice directing the Agent to purchase a number of shares of common stock under the ATM Facility, subject to the terms and conditions of the Sales Agreement. The purchase price per share under the ATM Facility will be based on market prices of the common stock on the applicable purchase date for such purchases. The Agent is entitled to a commission rate of 3.0% of the gross sales price per share sold under the Sales Agreement.
During the year ended June 30, 2024, the Company sold 400 shares of common stock at a weighted average price of $0.23 per share for total net proceeds of approximately $105 under the Purchase Agreement with Lincoln Park (as defined below).
During the year ended June 30, 2024, the Company issued 4 shares of common stock on vesting of restricted stock units during the period. On February 22, 2024, the Company determined that it had concluded utilization of the equity facility pursuant to the terms of the Purchase Agreement with Lincoln Park.
Year ended June 30, 2023
On August 2, 2022, the Company entered into a stock purchase agreement, dated as of August 2, 2022, (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”), pursuant to which Lincoln Park committed to purchase up to a maximum of $20,000 of shares of the Company’s common stock (the “Purchase Shares”). Concurrently with entering into the Purchase Agreement, the Company also entered into a registration rights agreement with Lincoln Park, pursuant to which it agreed to take certain actions relating to the registration of the offer and sale of the Purchase Shares available for issuance under the Purchase Agreement. Upon execution of the Purchase Agreement, the Company issued 33 shares of common stock to Lincoln Park as a commitment fee in connection with entering into the Purchase Agreement.
Pursuant to the Purchase Agreement, the Company has the right, in its sole discretion, to present Lincoln Park with a purchase notice directing Lincoln Park to purchase up to 10 Purchase Shares provided that the closing sale price of the common stock on the purchase date is not below a threshold price set forth in the Purchase Agreement (a “Regular Purchase”). The Company and Lincoln Park may mutually agree to increase the Regular Purchase amount with respect to any Regular Purchase under the Purchase Agreement, provided that Lincoln Park’s maximum committed purchase obligation under any single Regular Purchase shall not exceed $2,000. The purchase price per share for each Regular Purchase is based on prevailing market prices of the common stock immediately preceding the time of sale as computed in accordance with the terms set forth in the Purchase Agreement. There are no upper limits on the price per share that Lincoln Park must pay for the Purchase Shares under the Purchase Agreement.
If the Company directs Lincoln Park to purchase the maximum number of shares of common stock that the Company may sell in a Regular Purchase, then in addition to such Regular Purchase, and subject to certain conditions and limitations in the Purchase Agreement, the Company may direct Lincoln Park to purchase additional shares of common stock in an “accelerated purchase” (each, an “Accelerated Purchase”) and an “additional accelerated purchase” (each, an “Additional Accelerated Purchase”) (including multiple Additional Accelerated Purchases on the same trading day) as provided in the Purchase Agreement. The purchase price per share for each Accelerated Purchase and Additional Accelerated Purchase will be based on market prices of the common stock on the applicable purchase date for such Accelerated Purchases and such Additional Accelerated Purchases.
The aggregate number of shares that the Company can issue or sell to Lincoln Park under the Purchase Agreement may in no case exceed 262 shares of the common stock (which is equal to approximately 19.99% of the shares of the common stock outstanding immediately prior to the execution of the Purchase Agreement) (the “Exchange Cap”), unless (i) stockholder approval is obtained to issue Purchase Shares above the Exchange Cap, in which case the Exchange Cap will no longer apply, or (ii) the average price of all applicable sales of our common stock to Lincoln Park under the Purchase Agreement equals or exceeds $10.12 per share (which represents the lower of (A) the official closing price of the Company’s common stock on Nasdaq on the trading day immediately preceding the date of the Purchase Agreement and (B) the average official closing price of the Company’s common stock on Nasdaq for the five consecutive trading days ending on the trading day on the date of the Purchase Agreement, adjusted such that the transactions contemplated by the Purchase Agreement are exempt from the Exchange Cap limitation under applicable Nasdaq rules). The Purchase Agreement may be terminated by the Company at any time, at its sole discretion, without any cost or penalty, by giving one business day notice to Lincoln Park to terminate the Purchase Agreement.
During the year ended June 30, 2023, the Company sold 229 shares of common stock for total net proceeds of approximately $1,903 under the Purchase Agreement. As of June 30, 2024, the sales made under the Purchase Agreement are the maximum amounts available due to ownership limitations under Nasdaq rules.
Shares issued for services
During the year ended June 30, 2023, the Company issued 16 shares of common stock for services for a total value of $110.

2017 Omnibus Incentive Plan
As subsequently approved by the Company’s stockholders at an annual meeting of stockholders, on April 11, 2018, the Company’s board of directors approved the adoption of the Company’s 2017 Omnibus Equity Incentive Plan (the “2017 Plan”), as amended. The board of directors also approved a form of Performance Stock Unit Award Agreement to be used in connection with grants of performance stock units (“PSUs”) as well as a Restricted Stock Unit (“RSU”) award under the 2017 Plan. As approved by the Company’s stockholders on June 21, 2022, the number of common shares available under the 2017 Plan as of June 30, 2024, is 440 shares, less the number of shares of common stock issued under the Del Mar (BC) 2013 Amended and Restated Stock Option Plan (the “Legacy Plan”), or that are subject to grants of stock options made, or that may be made, under the Legacy Plan, or that have been previously exercised.
The following table sets forth the aggregate information on all equity compensation plans as of June 30, 2024:

Plan Category (in thousands, except per share amounts)	Number of shares of common stock to be issued upon exercise of outstanding stock options and rights (a)	Weighted-average exercise price of stock options and rights $	Number of shares of common stock remaining available for future issuance under equity compensation plans (excluding securities reflected in column (a))
Equity compensation plans approved by security holders - 2017 Plan (1)	288	$21.40	144
Equity compensation plans not approved by security holders - Del Mar (BC) 2013 Amended and Restated Stock Option Plan	—	$2,060.08	—

Totals	288	$30.70	144

(1)	The Del Mar (BC) 2013 Amended and Restated Stock Option Plan refers to the Company’s previous equity compensation plan.
(2)	The balance of 144 shares of common stock available for issuance under the 2017 Plan as of June 30, 2024, is net of stock options previously exercised.
The maximum number of shares of Company common stock with respect to which any one participant may be granted awards during any calendar year is 8% of the Company’s fully diluted shares of common stock on the date of grant (excluding the number of shares of common stock issued under the 2017 Plan and/or the Legacy Plan or subject to outstanding awards granted under the 2017 Plan and/or the Legacy Plan). No award will be granted under the 2017 Plan on, or after, July 7, 2027.
Stock options
During the year ended June 30, 2024, a total of 89 stock options to purchase shares of common stock were granted to directors and officers of the Company. The 89 options granted have an exercise price of $4.655 per share and vest as to 25% on August 30, 2024, with the remaining portion vesting in equal monthly installments over a period of 36 months from September 30, 2024 to September 30, 2027. All of the options to purchase shares of common stock granted have a
10-year
term and are subject to cancellation upon the grantees’ termination of service for the Company, with certain exceptions.

The following table sets forth changes in stock options outstanding under all plans:

	Number of stock options outstanding (in thousands)	Weighted average exercise price
Balance – June 30, 2022	176	87.05
Granted	78	8.79
Expired	(56)	102.65

Balance – June 30, 2023	198	51.71
Granted	89	4.66
Expired	(34)	107.69
Forfeited	(31)	8.26

Balance – June 30, 2024	222	30.70

The following table summarizes stock options outstanding and exercisable under all plans at June 30, 2024:

Exercise price $	Number Outstanding at June 30, 2024 (in thousands)	Weighted average remaining contractual life (years)	Number exercisable at June 30, 2024 (in thousands)
4.655	79	9.17	21
6.04	9	8.64	3
8.79	34	8.09	17
12.75 to 16.25	6	8.27	6
30.50 to 48.00	73	7.31	48
62.00 to 68.50	13	6.81	13
85	7	6.21	7
304.95 to 2,660.00	1	1.93	1

	222		116

Stock options issued during the years ended June 30, 2024, and 2023, have been valued using a Black-Scholes pricing model with the following assumptions:

	June 30, 2024	June 30, 2023
Dividend rate	—%	—%
Volatility	91.4%	91.4%
Risk-free rate	4.24%	2.67%
Term – years	6.1	6.1
The estimated volatility of the Company’s common stock at the date of issuance of the stock options is based on the historical volatility of the Company. The risk-free interest rate is based on rates published by the government for bonds with a maturity similar to the expected remaining life of the stock options at the valuation date. The expected life of the stock options has been estimated using the plain vanilla method.

The Company has recognized the following amounts as stock option expense for the periods noted:

	$		$
	Years ended June 30,
	2024 $		2023 $
Research and development		187		451
General and administrative		420		1,039

		607		1,490

All of the stock option expense for the periods ended June 30, 2024, and 2023, has been recognized as additional paid in capital. The aggregate intrinsic value of stock options outstanding at June 30, 2024, was nil (2023 - nil) and the aggregate intrinsic value of stock options exercisable at June 30, 2024, was nil (2023 - nil). As of June 30, 2024, there was $322 in unrecognized compensation expense that will be recognized over the next 2.02 years.
The following table sets forth changes in unvested stock options under all plans:

	Number of options (in thousands)	Weighted average exercise price $
Unvested at June 30, 2022	84	51.23
Granted	78	8.79
Vested	(44)	48.53

Unvested at June 30, 2023	118	24.12
Granted	89	4.66
Vested	(70)	19.44
Forfeited	(31)	8.26

Unvested at June 30, 2024	106	15.57

The aggregate intrinsic value of unvested stock options at June 30, 2024 was nil (2023 - nil). The unvested stock options have a remaining weighted average contractual term of 7.72 (2023 – 8.83) years.
Restricted stock units
On August 1, 2022, the Company issued 18 RSUs to its officers. Subject to providing continuous service to the Company, the RSUs vest in four equal annual installments commencing August 1, 2023. The RSUs were valued using the closing price of the Company’s common stock on the date of issuance with the total expense of $155 being recognized over the vesting period of four years.
On June 1, 2023, the Company issued 60 RSU to one of its officers. Subject to providing continuous service to the Company, the RSUs all fully vest on June 1, 2024. The RSUs were valued using the closing price of the Company’s common stock on the date of issuance with the total expense of $186 being recognized over the vesting period of one year.
As of June 30, 2024, 4 RSU had vested and were converted to common shares, and 60 RSU had vested but were converted to common shares subsequent to June 30, 2024.

During the year ended June 30, 2024, the Company recognized a total of $171 (2023 - $90) related to RSU.

Number of RSU (in thousands)
Balance – June 30, 2022	—
Issuance	78

Balance – June 30, 2023	78
Vested and converted to common shares	(4)
Forfeited	(8)

Balance – June 30, 2024	66

Common stock warrants
The following table sets forth changes in outstanding warrants:

	Number of warrants (in thousands)	Weighted average exercise price $
Balance – June 30, 2022	720	49.36
Expiry of 2018 Investor and Agent warrants	(7)	625.68

Balance – June 30, 2023	713	43.55
Expiry of warrants issued for services	(20)	71.53
Expiry of 2019 Investor and Agent warrants	(16)	157.25

Balance – June 30, 2024	677	39.99

The following table summarizes the Company’s outstanding warrants as of June 30, 2024:

Description of warrants	Number (in thousands)	Exercise price $	Expiry date
2022 April Investor warrants	325	20.50	April 14, 2027
2022 Investor warrants	240	62.50	March 28, 2025
2020 Investor warrants	65	50.00	August 16, 2024
NBTS Warrants	3	54.50	June 19, 2025
2022 April Agent warrants	32	33.12	October 14, 2026
2022 Agent warrants	12	78.12	March 28, 2025

	677

Series C preferred stock warrants
In connection with the Series C Preferred Stock private placement, the Company issued 2,504 Series C Agent Warrants. The Series C Agent Warrants have an exercise price of $1,000 per share, provide for a cashless exercise feature, and are exercisable for a period of four years from August 19, 2020. The Series C Preferred Stock issuable upon exercise of the Series C Agent Warrants is convertible into shares of common stock in the same manner as each respective underlying series of outstanding Series C Preferred Stock and will be entitled to the same dividend rights as each respective series.

The following table sets forth changes in outstanding Series C Agent Warrants:

	Balance, June 30, 2023	Number of Warrants Issued	Number of Warrants Exercised	Balance, June 30, 2024	Exercise price $
Issuance of Preferred Series C-1 Agent Warrants	1,929	—	—	1,929	58.00
Issuance of Preferred Series C-2 Agent Warrants	219	—	—	219	60.70
Issuance of Preferred Series C-3 Agent Warrants	296	—	—	296	57.50

	2,444	—	—	2,444

The following table summarizes the Company’s outstanding Series C Agent Warrants as of June 30, 2024:

Series C Agent Warrants	Number	Conversion price $	Number of conversion shares (in thousands)	Cumulative common stock dividends (in thousands)
Series 1	1,929	58.00	33	23
Series 2	219	60.70	4	3
Series 3	296	57.50	5	4

	2,444		42	30

The Series C Agent Warrants expired unexercised subsequent to June 30, 2024, on August 19, 2024.

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Class of Stock [Line Items]
Stockholders' equity
Note
12-Stockholders’
equity
Immediately prior to the closing of the Merger, all outstanding shares of Company preferred stock were converted into shares of Company common stock (which were converted into shares of Kintara common stock in the Merger), and upon completion of the merger, all warrants of the Company were converted into warrants to purchase Kintara common stock. All outstanding shares of the Company’s Preferred Stock were converted into 16,912,843 shares of common stock.
As of December 31, 2024, the Company had two classes of stock defined in its Amended and Restated Articles of Incorporation (the “Articles).
Common Stock -
The Company is authorized to issue up to 75,000,000 shares of Common Stock based on the Articles. Holders of common stock are entitled to one vote for each share of common stock. As of December 31, 2024, there were 42,323,759 shares of common stock outstanding, of which 4,730 are unregistered shares of warrants exercised after the merger.
Preferred Stock -
The Company is authorized to issue up to 5,000,000 shares of Preferred Stock based on the Articles.
The historical Kineta Series A Preferred Stock were assumed from the merger and outstanding and have a stated value of $278,530 as of December 31, 2024.
Warrants -
The following table summarizes the Company’s outstanding common stock warrants as of December 31, 2024.

	Outstanding	Weighted average exercise price	Expiration dates
Historical TuHURA common stock warrants	10,592,387	$4.16	February 2025 to August 2029
Historical Kintara common stock warrants	17,468	$1,362.41	March 2025 to April 2027
2024 common stock warrants issued to financial advisor	297,029	$0.01	April 2027
Warrant modification
In August 2024, the Company extended the exercise period of its common stock purchase warrants issued in connection with Legacy TuHURA Series A Preferred Stock (the “Series A Warrants”) for an additional six months, with a new expiry date of February 12, 2025. There were no other changes in the terms of the Series A Warrants. As a result, a deemed dividend to the holders of the Series A Warrants in the amount of $965,177 was recorded as an increase in the net loss attributable to the common stockholders for the year ended December 31, 2024. The incremental value associated with the warrant modification was determined using a Black-Sholes pricing model using the original terms of the warrants and the modified terms of the warrants and the following assumptions: expected term of approximately 0.1 - 0.6 years, dividend yield of 0.0%, volatility of 75%
-112%,
and a risk free rate of 5.4% to 5.5%.
Financial advisor warrants
There were 297,029 warrants issued to our financial advisor, H.C. Wainwright & Co., LLC., related to merger transaction costs in connection with the reverse merger with Kintara. The warrants are considered “penny” warrants and are considered common stock outstanding as of December 31, 2024 (see note 4). The accounting for the warrants is determined to have zero net effect on total equity as of December 31, 2024. The fair value associated with the warrants was determined using Black-Sholes pricing model using the terms of the agreement and the following assumptions expected term of approximately 2.4 years, dividend yield of 0.0%, volatility of 120.4% and a risk free rate of 4.15% resulting in an estimated valuation of approximately $1,600,000.
Warrants exercised
There were 641,850 warrants that were exercised in August and September 2024 and 4,730 warrants that were exercised in December 2024 with proceeds in the amount of $1,944,765. All outstanding warrants entitled the holder thereof to purchase one shares of Company common stock.